Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 2,045,147	$ 2,958,712	$ 3,228,122
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense	4,758,014	4,257,189	2,974,083
Amortization of operating lease ROU assets	21,033	21,107	45,785
Provision of expected credit losses	69,474		1,129,178
Impairment of goodwill	1,129
Written off of assets	373
Deferred tax liabilities		(92,664)	(902,153)
Gain on disposal of assets		(18,724)
Share of losses of associate	710
Change in assets and liabilities:
Accounts receivable	2,769,950	(15,597,836)	2,711,150
Inventory, net	6,487,098	(6,016,083)	(1,799,053)
Due from related parties	(536,841)	(740,331)	(2,976,703)
Other receivables and current assets	5,121,986	(9,480,769)	5,243,458
Accounts payable and accrued expenses	(45,253,722)	25,671,804	(9,315,052)
Other payables	(419,027)	68,039	60,108
Taxes payable	651,026	(355,168)	178,396
Contract liability			(12,811)
Operating lease liabilities	(6,761)	(21,057)	(45,952)
Net cash (used in) provided by operating activities	(24,290,411)	654,219	518,556
Cash flows from investing activities:
Purchase of fixed assets	(3,751,944)	(3,149,397)	(6,605,341)
Acquisition of investment	(83,089)	(4,388)
Increase investment in subsidiary	74,120
Proceeds from disposal of fixed assets		6,127
Net cash used in investing activities	(3,760,913)	(3,147,658)	(6,605,341)
Cash flows from financing activities:
Proceeds from contribution of capital			560,985
Proceeds from (Repayment to) borrowings	50,910,672	(2,768,651)	6,950,460
Repayment to finance lease payables	(10,216)	(41,328)	(26,698)
(Advances to) Proceeds from related parties	(12,245,223)	320,485	561,248
Net cash provided by (used in) financing activities	38,655,233	(2,489,494)	8,045,995
Net increase (decrease) in cash and cash equivalents	10,603,909	(4,982,933)	1,959,210
Effect of exchange rate changes on cash and cash equivalents	635,595	(1,456,188)	(891,018)
Cash and cash equivalents, beginning of year	4,830,347	11,269,468	10,201,276
Cash and cash equivalents, end of year	16,069,851	4,830,347	11,269,468
Supplemental disclosures of cash flow information
Income taxes paid	776,331	1,220,804	715,631
Supplemental non-cash investing and financing activities
Acquisition of non-controlling interest by issuance of ordinary shares	2,798,887
Recognized assets through finance lease liabilities		100,771
Recognized ROU assets through lease liabilities	15,359		41,626
Reversal of additional paid-in capital via decrease in related party receivables	$ 5,311,880	$ 2,676,807